Nature of the Business and Basis of Presentation (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025	Apr. 15, 2025
Business Acquisition, Equity Interests Issued or Issuable
Cash and cash equivalents	$ 20,648				$ 20,648		$ 31,614	$ 22,919
Short-term investments	20,346				20,346
Net loss	4,167	$ (9,579)	$ (6,975)	$ (4,202)	(5,412)	$ (11,177)	(29,397)	(17,347)
Net cash used in operating activities					13,557	$ 6,817	18,305	21,040
Accumulated deficit	$ 97,648				$ 97,648		$ 92,236	$ 62,839
Legacy Tvardi
Business Acquisition, Equity Interests Issued or Issuable
Net Assets Acquired in the Merger									$ 23,900	$ 23,873